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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                  NUMBER OF
                                                                   SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.1%
--------------------------------------------------------------------------------------------------------------------

BRAZIL - 3.4%
Cia Vale do Rio Doce ADR                                            145,014                      $      6,360
Petroleo Brasileiro S.A. ADR                                         42,910                             2,735  (f)
                                                                                                        9,095

CANADA - 1.5%
Alcan Inc.                                                           12,763                               405  (f)
Canadian National Railway Co.                                        23,306                             1,657
Manulife Financial Corp.                                              5,902                               315  (f)
Nortel Networks Corp.                                               180,996                               594  (a)
Potash Corp of Saskatchewan                                          11,551                             1,078
                                                                                                        4,049
CHINA - 0.2%
China Petroleum & Chemical Corp.                                  1,230,000                               563

DENMARK - 0.5%
Group 4 Securicor PLC                                               490,860                             1,332

FINLAND - 1.9%
Nokia OYJ                                                           300,519                             5,051

FRANCE - 12.5%
Accor S.A.                                                            8,028                               407  (f)
AXA S.A.                                                            115,696                             3,186  (f)
BNP Paribas                                                          60,420                             4,607  (f)
Carrefour S.A.                                                       38,342                             1,770  (f)
Credit Agricole S.A.                                                 89,241                             2,625  (f)
France Telecom S.A.                                                  63,898                             1,840
Lagardere S.C.A. (Regd.)                                             17,605                             1,253  (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                26,230                             2,169  (f)
Renault S.A.                                                         15,642                             1,486  (f)
Sanofi-Aventis                                                       32,733                             2,713  (f)
Total S.A.                                                           28,621                             7,837  (f)
Veolia Environnement                                                 88,312                             3,738  (f)
                                                                                                       33,631
GERMANY - 5.8%
Allianz AG (Regd.)                                                   18,293                             2,478  (f)
BASF AG                                                              34,912                             2,631
Bayerische Motoren Werke AG                                          16,247                               765  (f)
E.ON AG                                                              43,944                             4,049  (f)
Linde AG                                                             19,493                             1,441
Siemens AG (Regd.)                                                   52,649                             4,069
                                                                                                       15,433
HONG KONG - 2.3%
Hongkong Land Holdings Ltd.                                         514,997                             1,617
Jardine Matheson Holdings Ltd.                                       63,132                             1,080
Sun Hung Kai Properties Ltd. (REIT)                                 331,709                             3,431
                                                                                                        6,128
INDIA - 1.4%
ICICI Bank Ltd. ADR                                                  55,597                             1,571  (f)
Reliance Industries Ltd. GDR                                         63,127                             2,274  (b)
                                                                                                        3,845
ITALY - 5.1%
Banca Intesa S.p.A.                                                 458,639                             2,144  (f)
Ente Nazionale Idrocarburi S.p.A.                                   224,646                             6,693  (f)
Telecom Italia S.p.A.                                               231,394                               646
UniCredito Italiano S.p.A.                                          732,131                             4,140  (f)
                                                                                                       13,623
JAPAN - 18.5%
Acom Co. Ltd.                                                        40,969                             2,979  (f)
Aiful Corp.                                                          11,750                               986  (f)
Asahi Glass Co. Ltd.                                                354,014                             3,720
Bank of Yokohama Ltd.                                               256,026                             1,954
Canon, Inc.                                                          16,700                               903
Chiyoda Corp.                                                       190,160                             3,507  (f)
Honda Motor Co. Ltd.                                                  6,900                               391
Hoya Corp.                                                           21,800                               725
Hoya Corp.                                                           65,400                             2,227  (a)
Komatsu Ltd.                                                        143,150                             1,953  (f)
Kubota Corp.                                                        138,000                               957  (f)
Mitsubishi Estate Co. Ltd. (REIT)                                   243,946                             3,353  (f)
Mitsubishi UFJ Financial Group, Inc.                                    347                             4,562
Mitsui Sumitomo Insurance Co. Ltd.                                  385,000                             4,463  (f)
Nidec Corp.                                                          27,576                             1,642  (f)
Nidec Corp.                                                          19,676                             1,158  (a)
Nomura Holdings, Inc.                                               369,096                             5,735  (f)
SMC Corp.                                                            17,359                             2,314  (f)
Tokyu Corp.                                                          79,000                               420
Toray Industries Inc.                                               103,997                               554
Toyota Motor Corp.                                                  109,987                             5,046  (f)
                                                                                                       49,549
MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                           223,759                             1,104

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                           124,221                             3,268

NETHERLANDS - 2.9%
ING Groep N.V.                                                       81,701                             2,441  (f)
Koninklijke Philips Electronics N.V.                                201,479                             5,371
                                                                                                        7,812

NORWAY - 1.6%
Stolt Offshore S.A.                                                 219,471                             2,548  (a)
Telenor ASA                                                         188,551                             1,691
                                                                                                        4,239

RUSSIA - 0.7%
LUKOIL ADR                                                           31,205                             1,802  (b)

SINGAPORE - 0.5%
CapitaLand Ltd.                                                     729,000                             1,355

SOUTH KOREA - 2.1%
Kookmin Bank                                                         40,323                             2,381
Samsung Electronics Co. Ltd.                                          5,930                             3,348
                                                                                                        5,729

SPAIN - 3.2%
Banco Santander Central Hispano S.A. (Regd.)                        304,362                             4,011  (f)
Telefonica S.A.                                                     268,333                             4,406
Telefonica S.A. ADR                                                   1,477                                73
                                                                                                        8,490

SWEDEN - 2.6%
Sandvik AB                                                           76,288                             3,805
Telefonaktiebolaget LM Ericsson                                     889,419                             3,256
                                                                                                        7,061

SWITZERLAND - 8.4%
ABB Ltd. (Regd.)                                                    374,885                             2,751  (a)
Adecco S.A. (Regd.)                                                  29,979                             1,374
Credit Suisse Group (Regd.)                                          85,504                             3,800  (e)
Holcim Ltd. (Regd.)                                                  27,131                             1,809
Nestle S.A. (Regd.)                                                  19,121                             5,621  (e)
Novartis AG (Regd.)                                                  21,171                             1,078
Roche Holding AG                                                     43,959                             6,131
                                                                                                       22,564

TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.                       2,142,011                             3,440

UNITED KINGDOM - 21.1%
BG Group PLC                                                        311,128                             2,961
BHP Billiton PLC                                                    499,705                             8,098  (e)
Brambles Industries PLC                                             444,639                             2,739
Diageo PLC                                                          269,192                             3,881
GlaxoSmithKline PLC                                                 265,915                             6,784  (e)
Group 4 Securicor PLC                                               477,880                             1,279
Kingfisher PLC                                                      195,522                               747
Lloyds TSB Group PLC                                                301,365                             2,490
National Grid PLC                                                    45,468                               428
Prudential PLC                                                      303,540                             2,763
Reed Elsevier PLC                                                   235,271                             2,183
Rio Tinto PLC (Regd.)                                                86,608                             3,552
Royal Bank of Scotland Group PLC                                    118,538                             3,374
Smith & Nephew PLC                                                  205,841                             1,733
Smiths Group PLC                                                    247,420                             4,198
Tesco PLC                                                           714,059                             3,910
Vodafone Group PLC                                                1,677,345                             4,377  (e)
Wolseley PLC                                                         57,111                             1,211
                                                                                                       56,708

TOTAL INVESTMENTS IN SECURITIES                                     265,871
(COST $204,965)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.7%
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
3.83%                                                             2,627,086                             2,627  (c,g)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 25.7%
State Street Navigator Securities Lending Prime Portfolio
3.82%                                                            69,038,079                            69,038  (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                           71,665
(COST $71,665)

TOTAL INVESTMENTS                                                                                     337,536
(COST $276,630)

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.8)%                                                       (69,191)

                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $    268,345
                                                                                                 ============

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following Short futures contracts open at September 30, 2005:

                                                           NUMBER OF              CURRENT         UNREALIZED
DESCRIPTION                          EXPIRATION DATE       CONTRACTS          NOTIONAL VALUE     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures           December 2005           8                  $ (331)         $         (7)
FTSE 100 Index Futures                December 2005           3                    (291)                   (6)
Topix Index Futures                   December 2005           2                    (249)                  (16)
                                                                                                 ------------
                                                                                                 $        (29)
                                                                                                 ============

The Elfun International Equity was invested in the following sectors at September 30, 2005:

                                                                                             PERCENTAGE (BASED ON
SECTOR                                                                                          MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------
Financials                                                                                          21.88%
Short-Term                                                                                          21.23%
Industrials                                                                                         11.37%
Energy                                                                                               8.12%
Materials                                                                                            7.68%
Information Technology                                                                               6.62%
Consumer Discretionary                                                                               5.87%
Healthcare                                                                                           5.46%
Telecommunication Services                                                                           4.83%
Consumer Staples                                                                                     4.50%
Utilities                                                                                            2.44%
                                                                                                 ------------
                                                                                                   100.00%
                                                                                                 ============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $4,076 or 1.52% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

            Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2005